Notes on the Consolidated Balance Sheet - Other assets (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Consolidated Balance Sheet [Abstract]
Prepaid expenses	€ 2,170	€ 2,637
VAT receivables and deposits	820	1,204
Receivables against tax authorities	237	0
Other receivables and assets	92	9
- thereof non-current	271	0
- thereof current	3,048	3,850
Other assets	€ 3,319	€ 3,850